Eaton Vance

Senior Income Trust

September 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 133.6%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.3%
Dynasty Acquisition Co., Inc.
Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		244	$245,405
IAP Worldwide Services, Inc.
Revolving Loan, 1.44%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(2)		161	156,801
Term Loan - Second Lien, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(3)		211	168,152
TransDigm, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		2,896	2,894,727
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		1,207	1,204,433
Wesco Aircraft Hardware Corp.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		404	403,750
WP CPP Holdings, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2025		917	919,638

			$5,992,906

Automotive — 3.4%
Adient US, LLC
Term Loan, 6.46%, (3 mo. USD LIBOR + 4.25%), Maturing May 6, 2024		673	$664,615
American Axle and Manufacturing, Inc.
Term Loan, 4.32%, (USD LIBOR + 2.25%), Maturing April 6, 2024(4)		1,188	1,166,774
Belron Finance US, LLC
Term Loan, 4.46%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		246	246,693
Bright Bidco B.V.
Term Loan, 5.58%, (USD LIBOR + 3.50%), Maturing June 30, 2024(4)		734	352,173
Chassix, Inc.
Term Loan, 7.88%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		639	616,273
Dayco Products, LLC
Term Loan, 6.37%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		489	443,541
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	225	244,830
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		124	122,977
IAA, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing August 28, 2026		271	273,238
L&W, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		370	359,203
Panther BF Aggregator 2 L.P.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		1,675	1,665,927
Tenneco, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		1,687	1,589,707
Thor Industries, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		516	504,292
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	360	391,401

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022	430	$427,696

		$9,069,340

Beverage and Tobacco — 0.7%
Arterra Wines Canada, Inc.
Term Loan, 4.91%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	1,193	$1,194,212
Flavors Holdings, Inc.
Term Loan, 7.85%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020	271	250,989
Term Loan - Second Lien, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	500	412,500

		$1,857,701

Brokerage/Securities Dealers/Investment Houses — 0.2%
Blackstone Mortgage Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing April 23, 2026	175	$175,542
OZ Management L.P.
Term Loan, 6.81%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	65	65,000
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.76%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023	250	250,625

		$491,167

Building and Development — 4.2%
Advanced Drainage Systems, Inc.
Term Loan, Maturing September 19, 2026(5)	150	$150,844
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023	1,365	1,365,938
APi Group DE, Inc.
Term Loan, Maturing September 25, 2026(5)	675	678,375
Beacon Roofing Supply, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	271	270,613
Brookfield Property REIT, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	446	439,613
Core & Main L.P.
Term Loan, 4.86%, (USD LIBOR + 2.75%), Maturing August 1, 2024(4)	518	515,460
CPG International, Inc.
Term Loan, 5.93%, (3 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	913	911,701
DTZ U.S. Borrower, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025	2,599	2,610,107
Henry Company, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023	195	195,397
NCI Building Systems, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	346	339,706
Quikrete Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	1,202	1,198,292
RE/MAX International, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	894	891,442
Summit Materials Companies I, LLC
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	295	295,671
Werner FinCo L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	539	527,233
WireCo WorldGroup, Inc.
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023	267	261,749

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan - Second Lien, 11.04%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		575	$569,250

			$11,221,391

Business Equipment and Services — 12.1%
Acosta Holdco, Inc.
Term Loan, 7.25%, (USD Prime + 2.25%), Maturing September 26, 2021		1,029	$330,432
Adtalem Global Education, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		173	173,514
AlixPartners, LLP
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	348	381,315
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		1,050	1,052,133
Allied Universal Holdco, LLC
Term Loan, 2.13%, Maturing July 10, 2026(2)		83	83,559
Term Loan, 6.51%, (6 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		842	843,946
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	679	743,996
AppLovin Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		1,638	1,639,798
Belfor Holdings, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		249	250,934
Bracket Intermediate Holding Corp.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		421	419,961
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.51%, (USD LIBOR + 4.25%), Maturing June 21, 2024(4)		244	239,182
Camelot UK Holdco Limited
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		519	522,914
Ceridian HCM Holding, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		693	695,707
Change Healthcare Holdings, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2024		2,466	2,457,747
CM Acquisition Co.
Term Loan, 12.10%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023		129	130,432
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing April 26, 2024		1,205	1,201,849
Deerfield Dakota Holding, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		746	734,086
EAB Global, Inc.
Term Loan, 6.38%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		616	609,469
EIG Investors Corp.
Term Loan, 5.88%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023		1,432	1,405,910
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		172	172,296
Garda World Security Corporation
Term Loan, 5.64%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		921	922,409
Term Loan, 6.20%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	415	313,181
IG Investment Holdings, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		1,117	1,113,302
IRI Holdings, Inc.
Term Loan, 6.62%, (3 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		968	932,205
Iron Mountain, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		419	415,747

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J.D. Power and Associates
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		1,068	$1,070,781
KAR Auction Services, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		300	302,344
Kronos Incorporated
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		2,773	2,781,506
KUEHG Corp.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		1,429	1,428,975
Term Loan - Second Lien, 10.35%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		200	200,125
Monitronics International, Inc.
Term Loan, 8.60%, (3 mo. USD LIBOR + 6.50%), Maturing March 29, 2024		746	692,901
PGX Holdings, Inc.
Term Loan, 7.30%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		569	512,028
Ping Identity Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		54	53,905
Pre-Paid Legal Services, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		225	224,666
Prime Security Services Borrower, LLC
Term Loan, 5.21%, (1 week USD LIBOR + 3.25%), Maturing September 23, 2026		1,130	1,118,936
Prometric Holdings, Inc.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		148	145,911
Red Ventures, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		665	668,494
SMG US Midco 2, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		123	122,740
Spin Holdco, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		1,692	1,663,276
Techem Verwaltungsgesellschaft 675 mbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing July 31, 2025	EUR	715	787,299
Tempo Acquisition, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		907	910,497
Vestcom Parent Holdings, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		241	227,164
Vungle, Inc.
Term Loan, Maturing September 19, 2026(5)		325	322,156
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		122	120,769
West Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		148	131,523
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		516	460,792
Zephyr Bidco Limited
Term Loan, 5.21%, (1 mo. GBP LIBOR + 4.50%), Maturing July 23, 2025	GBP	350	418,347

			$32,151,159

Cable and Satellite Television — 5.0%
Altice France S.A.
Term Loan, 5.72%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		346	$344,568
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		698	697,220
CSC Holdings, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		1,706	1,707,193
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		473	473,068

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		593	$594,164
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	220	239,238
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		880	860,835
Radiate Holdco, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		906	903,677
Telenet Financing USD, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		1,225	1,227,552
Virgin Media Bristol, LLC
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		3,250	3,254,569
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	1,075	1,180,045
Ziggo Secured Finance Partnership
Term Loan, 4.53%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		1,700	1,698,938

			$13,181,067

Chemicals and Plastics — 6.6%
Alpha 3 B.V.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		645	$637,526
Aruba Investments, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		435	433,594
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.85%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		1,252	1,254,133
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	286	306,089
Emerald Performance Materials, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		236	236,029
Ferro Corporation
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		158	158,663
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		162	162,112
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		195	195,426
Flint Group GmbH
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		71	60,081
Flint Group US, LLC
Term Loan, 5.28%, (3 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		428	363,441
Gemini HDPE, LLC
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		748	749,326
H.B. Fuller Company
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		812	810,226
Hexion, Inc.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	700	764,078
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		349	349,125
INEOS Enterprises Holdings Limited
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 28, 2026	EUR	100	109,182
INEOS Enterprises Holdings US Finco, LLC
Term Loan, 6.12%, (3 mo. USD LIBOR + 4.00%), Maturing August 28, 2026		125	125,625
Ineos Finance PLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	1,425	1,551,437
Invictus U.S., LLC
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		97	92,217

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Kraton Polymers, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		452	$452,224
Messer Industries GmbH
Term Loan, 4.60%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		697	695,702
Minerals Technologies, Inc.
Term Loan, 4.31%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		411	412,964
Momentive Performance Materials, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		224	223,245
Orion Engineered Carbons GmbH
Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing July 25, 2024	EUR	362	396,324
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024		477	472,436
Platform Specialty Products Corporation
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 30, 2026		298	299,146
PMHC II, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing March 31, 2025		172	139,624
Polar US Borrower, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		372	362,044
PQ Corporation
Term Loan, 4.76%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		1,218	1,221,370
Pregis TopCo Corporation
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		300	299,625
Spectrum Holdings III Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		157	138,822
Starfruit Finco B.V.
Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing October 1, 2025	EUR	200	218,788
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		1,343	1,318,483
Tronox Finance, LLC
Term Loan, 4.82%, (USD LIBOR + 2.75%), Maturing September 23, 2024(4)		1,450	1,451,270
Univar, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		988	991,660
Venator Materials Corporation
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		172	168,928

			$17,620,965

Conglomerates — 0.3%
Kronos Acquisition Holdings, Inc.
Term Loan, 9.26%, (3 mo. USD LIBOR + 7.00%), Maturing May 15, 2023		746	$742,519
Penn Engineering & Manufacturing Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		112	109,896

			$852,415

Containers and Glass Products — 3.8%
Berlin Packaging, LLC
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing November 7, 2025(4)		123	$121,487
Berry Global, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		384	386,438
Term Loan, 2.50%, (1 mo. EURIBOR + 2.50%), Maturing July 1, 2026	EUR	150	164,868
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		449	451,553
BWAY Holding Company
Term Loan, 5.59%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		1,203	1,180,171

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Consolidated Container Company, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		172	$170,900
Flex Acquisition Company, Inc.
Term Loan, 5.32%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		1,553	1,496,299
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		685	660,989
Libbey Glass, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		456	354,752
Pelican Products, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		296	284,770
Reynolds Group Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		2,472	2,478,284
Ring Container Technologies Group, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		390	387,069
Trident TPI Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		369	357,153
Verallia Packaging S.A.S.
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	655	714,442
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	675	736,943

			$9,946,118

Cosmetics/Toiletries — 0.3%
KIK Custom Products, Inc.
Term Loan, 6.26%, (3 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		876	$832,519

			$832,519

Drugs — 5.9%
Akorn, Inc.
Term Loan, 9.06%, (8.31% cash (1 mo. USD LIBOR + 6.25%), 0.75% PIK), Maturing April 16, 2021		957	$885,392
Albany Molecular Research, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		319	313,722
Alkermes, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		187	187,359
Amneal Pharmaceuticals, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		1,654	1,420,783
Arbor Pharmaceuticals, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		1,019	940,454
Bausch Health Companies, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		2,625	2,638,490
Catalent Pharma Solutions, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 18, 2026		373	374,835
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.31%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		2,867	2,614,914
Horizon Pharma, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.50%), Maturing May 22, 2026		976	980,454
Jaguar Holding Company II
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		3,219	3,225,409
Mallinckrodt International Finance S.A.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		1,294	989,680
Term Loan, 5.18%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		1,466	1,105,624

			$15,677,116

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ecological Services and Equipment — 1.1%
Advanced Disposal Services, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		940	$944,082
EnergySolutions, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		866	805,660
GFL Environmental, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		1,136	1,127,420
US Ecology, Inc.
Term Loan, Maturing August 14, 2026(5)		125	125,898

			$3,003,060

Electronics/Electrical — 18.5%
Almonde, Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		1,682	$1,639,426
Applied Systems, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		1,350	1,350,349
Term Loan - Second Lien, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		1,000	1,014,375
Aptean, Inc.
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		249	248,128
Term Loan - Second Lien, 10.60%, (3 mo. USD LIBOR + 8.50%), Maturing April 23, 2027		650	643,500
Avast Software B.V.
Term Loan, 4.35%, (3 mo. USD LIBOR + 2.25%), Maturing September 30, 2023		338	340,028
Banff Merger Sub, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	124	136,033
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		1,514	1,459,996
Barracuda Networks, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		1,138	1,140,839
Canyon Valor Companies, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		792	792,135
Carbonite, Inc.
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), Maturing March 26, 2026		198	198,864
Celestica, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		149	146,828
Cohu, Inc.
Term Loan, 5.20%, (6 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		347	329,175
CommScope, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		825	823,618
CPI International, Inc.
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		319	313,457
Datto, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		175	176,381
DigiCert, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		2,027	2,029,261
ECI Macola/Max Holding, LLC
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		369	368,424
Electro Rent Corporation
Term Loan, 7.28%, (3 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		584	586,417
Energizer Holdings, Inc.
Term Loan, 4.38%, (1 mo. USD LIBOR + 2.25%), Maturing December 17, 2025		246	246,083
Epicor Software Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		2,123	2,125,940

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
EXC Holdings III Corp.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		221	$221,886
Financial & Risk US Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		571	574,477
Flexera Software, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing February 26, 2025		148	148,304
GlobalLogic Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		195	195,881
Hyland Software, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2024		1,730	1,732,016
Term Loan - Second Lien, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		1,781	1,792,557
Infoblox, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		885	889,749
Infor (US), Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		3,281	3,288,804
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	147	161,554
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		2,078	2,089,219
MA FinanceCo., LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		1,323	1,323,885
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		222	219,757
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		579	528,025
Microchip Technology Incorporated
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		704	708,638
MKS Instruments, Inc.
Term Loan, 3.79%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		165	165,378
MTS Systems Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		236	236,588
NCR Corporation
Term Loan, 0.50%, Maturing August 8, 2026(2)		240	240,600
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing August 8, 2026		210	210,525
Renaissance Holding Corp.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		568	558,822
Term Loan - Second Lien, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		75	72,437
Seattle Spinco, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		1,499	1,483,450
SGS Cayman L.P.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		187	185,639
SkillSoft Corporation
Term Loan, 6.95%, (6 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		2,229	1,803,443
SolarWinds Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		909	910,958
Solera, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		1,109	1,104,918
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		548	551,245
SS&C Technologies, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		830	834,558
SurveyMonkey, Inc.
Term Loan, 5.68%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		472	468,361

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sutherland Global Services, Inc.
Term Loan, 7.48%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		804	$797,494
Switch, Ltd.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		122	122,646
Tibco Software, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2026		570	571,574
TriTech Software Systems
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		397	373,180
TTM Technologies, Inc.
Term Loan, 4.60%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		127	127,778
Uber Technologies
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		2,015	2,002,611
Term Loan, 6.03%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		1,211	1,206,762
Ultimate Software Group, Inc. (The)
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026		775	779,941
Ultra Clean Holdings, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		384	376,337
Verifone Systems, Inc.
Term Loan, 6.14%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		571	547,744
Veritas Bermuda, Ltd.
Term Loan, 6.55%, (USD LIBOR + 4.50%), Maturing January 27, 2023(4)		1,034	979,355
Vero Parent, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		1,201	1,196,120
Wall Street Systems Delaware, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		318	316,799
Western Digital Corporation
Term Loan, 3.86%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		792	791,582

			$49,000,854

Equipment Leasing — 0.1%
IBC Capital Limited
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		271	$269,634

			$269,634

Financial Intermediaries — 4.6%
Apollo Commercial Real Estate Finance, Inc.
Term Loan, 4.78%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026		200	$199,246
Aretec Group, Inc.
Term Loan, 6.29%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		1,614	1,561,900
Citco Funding, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,896	1,896,704
Claros Mortgage Trust, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 10, 2026		350	350,429
Ditech Holding Corporation
Term Loan, 0.00%, Maturing June 30, 2022(6)		1,397	564,259
Donnelley Financial Solutions, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		57	57,035
EIG Management Company, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		123	123,587
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	325	354,732

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Focus Financial Partners, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		1,338	$1,345,528
Franklin Square Holdings L.P.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		248	248,737
Greenhill & Co., Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		512	508,676
GreenSky Holdings, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		640	639,450
Guggenheim Partners, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		504	498,935
Harbourvest Partners, LLC
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		494	496,082
LPL Holdings, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		635	639,577
Ocwen Loan Servicing, LLC
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing December 4, 2020		131	128,912
Starwood Property Trust, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		250	250,931
StepStone Group L.P.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 27, 2025		296	296,239
Victory Capital Holdings, Inc.
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing July 1, 2026		613	616,315
Virtus Investment Partners, Inc.
Term Loan, 4.34%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		268	268,740
Walker & Dunlop, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing November 7, 2025		1,117	1,121,098

			$12,167,112

Food Products — 4.3%
Alphabet Holding Company, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		1,127	$1,046,350
B&G Foods, Inc.
Term Loan, Maturing September 17, 2026(5)		125	125,703
Badger Buyer Corp.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		172	147,490
CHG PPC Parent, LLC
Term Loan, 4.00%, (1 mo. EURIBOR + 4.00%), Maturing March 30, 2025	EUR	1,375	1,506,175
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		222	222,465
Del Monte Foods, Inc.
Term Loan, 5.40%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		821	619,596
Dole Food Company, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		779	769,932
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	1,200	1,318,894
Hearthside Food Solutions, LLC
Term Loan, 5.73%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		842	794,151
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		199	189,071
High Liner Foods Incorporated
Term Loan, 5.51%, (USD LIBOR + 3.25%), Maturing April 24, 2021(4)		364	363,269
HLF Financing S.a.r.l.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		495	496,458

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Jacobs Douwe Egberts International B.V.
Term Loan, 2.50%, (2 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 1, 2025	EUR	117	$129,147
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		681	684,322
JBS USA Lux S.A.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing May 1, 2026		1,940	1,952,175
Nomad Foods Europe Midco Limited
Term Loan, 4.28%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		566	567,146
Post Holdings, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		476	478,079

			$11,410,423

Food Service — 1.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		2,431	$2,442,029
Dhanani Group, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		270	248,454
IRB Holding Corp.
Term Loan, 5.55%, (3 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		889	886,012
NPC International, Inc.
Term Loan, 5.54%, (USD LIBOR + 3.50%), Maturing April 19, 2024(4)		415	269,515
Restaurant Technologies, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		99	99,436
US Foods, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		394	395,658
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026		775	779,056

			$5,120,160

Food/Drug Retailers — 0.9%
Albertsons, LLC
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 17, 2025		365	$367,258
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing August 17, 2026		1,488	1,499,107
Diplomat Pharmacy, Inc.
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		219	205,788
L1R HB Finance Limited
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	200	154,724
Term Loan, 6.02%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	200	173,721

			$2,400,598

Health Care — 12.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		116	$116,565
ADMI Corp.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		815	808,068
Alliance Healthcare Services, Inc.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		383	363,375
Term Loan - Second Lien, 12.04%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		225	223,313
athenahealth, Inc.
Term Loan, 6.68%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		896	891,956
Athletico Management, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		248	248,745

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Avantor, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		228	$230,005
BioClinica, Inc.
Term Loan, 6.44%, (2 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		706	680,444
BW NHHC Holdco, Inc.
Term Loan, 7.05%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		469	401,048
Carestream Dental Equipment, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		662	645,376
Certara L.P.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		490	488,162
CHG Healthcare Services, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		1,507	1,507,270
Concentra, Inc.
Term Loan, 4.54%, (3 mo. USD LIBOR + 2.50%), Maturing June 1, 2022		427	429,157
Convatec, Inc.
Term Loan, 4.18%, (1 week USD LIBOR + 2.25%), Maturing October 31, 2023		268	269,130
CPI Holdco, LLC
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		366	366,243
CryoLife, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		221	222,444
CTC AcquiCo GmbH
Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	390	423,903
DaVita, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing August 12, 2026		425	427,863
Ensemble RCM, LLC
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		250	250,625
Envision Healthcare Corporation
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		2,408	1,970,594
Gentiva Health Services, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		1,142	1,150,000
GHX Ultimate Parent Corporation
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		441	438,352
Greatbatch Ltd.
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		689	693,307
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.20%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		1,609	1,618,554
Hanger, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		493	494,501
Inovalon Holdings, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025		569	573,252
IQVIA, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024		313	315,121
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025		466	467,682
Kinetic Concepts, Inc.
Term Loan, 7.25%, (USD Prime + 2.25%), Maturing February 2, 2024		1,271	1,275,317
Medical Solutions, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024		368	365,505
MPH Acquisition Holdings, LLC
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		1,571	1,499,329
National Mentor Holdings, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		13	13,202

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	211	$211,485
Navicure, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	369	369,038
Term Loan, Maturing September 18, 2026(5)	450	450,140
One Call Corporation
Term Loan, 7.41%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	1,011	818,588
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.56%, (3 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	2,325	2,255,672
Parexel International Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	1,126	1,072,528
Phoenix Guarantor, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 4.50%), Maturing March 5, 2026	873	875,813
Radiology Partners Holdings, LLC
Term Loan, 7.22%, (USD LIBOR + 4.75%), Maturing July 9, 2025(4)	273	270,156
RadNet, Inc.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 30, 2023	735	727,570
Select Medical Corporation
Term Loan, 4.58%, (USD LIBOR + 2.50%), Maturing March 6, 2025(4)	1,042	1,043,399
Sotera Health Holdings, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	410	405,400
Sound Inpatient Physicians
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	222	221,215
Surgery Center Holdings, Inc.
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	466	456,190
Team Health Holdings, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	1,346	1,115,096
Tecomet, Inc.
Term Loan, 5.28%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	367	365,112
U.S. Anesthesia Partners, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	736	721,019
Verscend Holding Corp.
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	718	721,189
Viant Medical Holdings, Inc.
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	223	208,550
Wink Holdco, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	221	217,816

		$32,394,384

Home Furnishings — 0.6%
Serta Simmons Bedding, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023	2,370	$1,467,417

		$1,467,417

Industrial Equipment — 6.3%
AI Alpine AT Bidco GmbH
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2025	99	$97,141
Altra Industrial Motion Corp.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	321	321,467
Apex Tool Group, LLC
Term Loan, 7.54%, (1 mo. USD LIBOR + 5.50%), Maturing August 1, 2024	1,124	1,094,367

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Carlisle Foodservice Products, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		123	$117,907
Clark Equipment Company
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		569	570,526
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	327	359,138
CPM Holdings, Inc.
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		149	146,735
Delachaux Group S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing March 28, 2026	EUR	175	192,142
Term Loan, 6.82%, (3 mo. USD LIBOR + 4.50%), Maturing March 28, 2026		225	224,297
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	147	158,287
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	368	395,721
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		391	387,170
DXP Enterprises, Inc.
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		245	247,144
Dynacast International, LLC
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		579	556,903
Engineered Machinery Holdings, Inc.
Term Loan, 5.35%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		642	631,631
Term Loan, 6.35%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		149	148,689
EWT Holdings III Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		928	932,567
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	172	189,759
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		735	737,221
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	189	207,290
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		451	452,858
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	414	447,460
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		2,107	2,080,426
Hayward Industries, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		221	213,816
LTI Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		223	211,334
Term Loan, 6.79%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		100	97,750
Milacron, LLC
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		1,119	1,120,827
Pro Mach Group, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2025		123	120,078
Quimper AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	39	42,965
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	811	887,354
Robertshaw US Holding Corp.
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2025		468	429,275
Shape Technologies Group, Inc.
Term Loan, 5.26%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		123	113,562
Tank Holding Corp.
Term Loan, 6.52%, (USD LIBOR + 4.00%), Maturing March 26, 2026(4)		225	225,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.85%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		137	$137,017
Titan Acquisition Limited
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		1,404	1,347,480
Welbilt, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		639	639,396
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	450	491,806

			$16,775,256

Insurance — 5.4%
Alliant Holdings Intermediate, LLC
Term Loan, 5.05%, (1 mo. USD LIBOR + 3.00%), Maturing May 9, 2025		1,131	$1,112,608
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		224	223,105
AmWINS Group, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		1,641	1,643,960
Asurion, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		1,939	1,947,133
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		986	990,635
Term Loan - Second Lien, 8.54%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		1,800	1,830,749
Financiere CEP S.A.S.
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	250	274,304
FrontDoor, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025		223	224,137
Hub International Limited
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		2,321	2,298,143
NFP Corp.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		1,623	1,597,270
Sedgwick Claims Management Services, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		571	562,555
USI, Inc.
Term Loan, 5.10%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		1,621	1,595,061

			$14,299,660

Leisure Goods/Activities/Movies — 6.1%
AMC Entertainment Holdings, Inc.
Term Loan, 5.23%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		846	$850,507
Amer Sports Oyj
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	1,600	1,749,098
Ancestry.com Operations, Inc.
Term Loan, 6.30%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		1,397	1,388,935
BidFair MergeRight, Inc.
Term Loan, Maturing January 23, 2027(5)		325	322,156
Bombardier Recreational Products, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		2,072	2,071,776
ClubCorp Holdings, Inc.
Term Loan, 4.85%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		857	766,247
Crown Finance US, Inc.
Term Loan, 2.38%, (1 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	127	138,552
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		799	795,001
Term Loan, Maturing September 20, 2026(5)		700	698,425

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		747	$739,556
Emerald Expositions Holding, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		518	505,202
Etraveli Holding AB
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 2, 2024	EUR	425	467,282
Lindblad Expeditions, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		174	174,248
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		694	696,990
Match Group, Inc.
Term Loan, 4.66%, (2 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		241	241,828
NASCAR Holdings, Inc.
Term Loan, Maturing July 27, 2026(5)		350	352,926
Sabre GLBL, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		467	469,599
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		808	808,960
SRAM, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		613	615,711
Steinway Musical Instruments, Inc.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		419	416,009
Travel Leaders Group, LLC
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		444	444,931
UFC Holdings, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing April 29, 2026		1,028	1,032,641
Vue International Bidco PLC
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing June 14, 2026	EUR	297	326,576
Term Loan, Maturing June 18, 2026(5)	EUR	53	58,722

			$16,131,878

Lodging and Casinos — 4.8%
Aimbridge Acquisition Co., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 3.75%), Maturing February 2, 2026		124	$124,375
Aristocrat Technologies, Inc.
Term Loan, 4.03%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		482	484,054
Azelis Finance S.A.
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	900	988,313
Boyd Gaming Corporation
Term Loan, 4.17%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		418	420,284
CityCenter Holdings, LLC
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		1,175	1,179,042
Eldorado Resorts, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		367	366,851
ESH Hospitality, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		315	316,565
Golden Nugget, Inc.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		1,959	1,958,131
GVC Holdings PLC
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	825	906,515
Term Loan, 4.45%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		517	518,579

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hanjin International Corp.
Term Loan, 4.55%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		250	$250,625
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		893	895,833
Playa Resorts Holding B.V.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		1,126	1,098,207
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	450	496,711
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		1,712	1,721,434
VICI Properties 1, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		1,026	1,030,127

			$12,755,646

Nonferrous Metals/Minerals — 0.6%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(3)(7)		76	$61,086
Murray Energy Corporation
Term Loan, 9.35%, (3 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		922	366,442
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2020(6)		449	26,967
Oxbow Carbon, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		653	652,971
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	450	466,771

			$1,574,237

Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 9.10%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		332	$332,335
Apergy Corporation
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		124	124,759
Blackstone CQP Holdco L.P.
Term Loan, 5.66%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		474	476,700
Centurion Pipeline Company, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		124	124,373
CITGO Holding, Inc.
Term Loan, 9.04%, (1 mo. USD LIBOR + 7.00%), Maturing July 24, 2023		125	127,734
CITGO Petroleum Corporation
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 29, 2021		451	453,506
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing March 28, 2024		1,443	1,451,767
Delek US Holdings, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		272	271,874
Equitrans Midstream Corporation
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing January 31, 2024		893	893,808
Fieldwood Energy, LLC
Term Loan, 7.51%, (3 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		1,338	1,163,658
Matador Bidco S.a.r.l.
Term Loan, Maturing June 12, 2026(5)		675	677,672
McDermott Technology Americas, Inc.
Term Loan, 7.10%, (3 mo. USD LIBOR + 5.00%), Maturing May 9, 2025		990	633,042

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Prairie ECI Acquiror L.P.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	1,144	$1,124,226
PSC Industrial Holdings Corp.
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024	344	343,230
Sheridan Investment Partners II L.P.
DIP Loan, 5.51%, (1 mo. USD LIBOR + 7.00%), Maturing March 17, 2020(2)	39	38,901
Term Loan, 0.00%, Maturing December 16, 2020(6)	17	8,667
Term Loan, 0.00%, Maturing December 16, 2020(6)	44	23,240
Term Loan, 0.00%, Maturing December 16, 2020(6)	318	167,067
Sheridan Production Partners I, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	57	43,995
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	93	72,028
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	699	545,321
UGI Energy Services, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	474	477,958

		$9,575,861

Publishing — 1.1%
Ascend Learning, LLC
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	539	$537,737
Getty Images, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	794	791,519
Harland Clarke Holdings Corp.
Term Loan, 6.85%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	376	296,605
LSC Communications, Inc.
Term Loan, 7.45%, (1 week USD LIBOR + 5.50%), Maturing September 30, 2022	403	339,527
ProQuest, LLC
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	788	789,228
Tweddle Group, Inc.
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	107	99,694

		$2,854,310

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.60%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	196	$182,529
Cumulus Media New Holdings, Inc.
Term Loan, Maturing March 17, 2026(5)	250	250,989
Diamond Sports Group, LLC
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	1,425	1,434,575
E.W. Scripps Company (The)
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2026	149	149,604
Entercom Media Corp.
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	495	495,632
Entravision Communications Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	427	416,325
Gray Television, Inc.
Term Loan, 4.58%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	116	116,228
Term Loan, 4.83%, (3 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	323	324,262
Hubbard Radio, LLC
Term Loan, 5.55%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	278	278,394

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
iHeartCommunications, Inc.
Term Loan, 6.10%, (1 mo. USD LIBOR + 4.00%), Maturing May 1, 2026	1,003	$1,011,207
Mission Broadcasting, Inc.
Term Loan, 4.35%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	157	157,716
Nexstar Broadcasting, Inc.
Term Loan, 4.29%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	790	791,716
Term Loan, 4.81%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	250	251,536
Sinclair Television Group, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	257	258,629
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	300	301,781
Univision Communications, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	1,698	1,652,780

		$8,073,903

Retailers (Except Food and Drug) — 2.8%
Apro, LLC
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024	120	$120,358
Ascena Retail Group, Inc.
Term Loan, 6.56%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	1,047	589,320
Bass Pro Group, LLC
Term Loan, 7.04%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	613	591,158
BJ’s Wholesale Club, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing February 3, 2024	436	437,761
Coinamatic Canada, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	21	21,150
David’s Bridal, Inc.
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.00%), Maturing December 31, 2019	75	75,000
Term Loan, 9.61%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	127	109,875
Term Loan, 10.11%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2024	484	229,932
Global Appliance, Inc.
Term Loan, 6.05%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	451	450,322
Hoya Midco, LLC
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	975	963,630
J. Crew Group, Inc.
Term Loan, 5.10%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	1,390	1,087,181
LSF9 Atlantis Holdings, LLC
Term Loan, 8.04%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	448	419,143
PetSmart, Inc.
Term Loan, 6.04%, (1 mo. USD LIBOR + 4.00%), Maturing March 11, 2022	1,644	1,605,962
PFS Holding Corporation
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	1,026	400,133
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.70%, (6 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	237	65,141
Radio Systems Corporation
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	196	193,301

		$7,359,367

Steel — 1.1%
Atkore International, Inc.
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	625	$627,267

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
GrafTech Finance, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025		1,218	$1,188,315
Neenah Foundry Company
Term Loan, 8.62%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022		341	331,185
Phoenix Services International, LLC
Term Loan, 5.78%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025		394	383,165
Zekelman Industries, Inc.
Term Loan, 4.30%, (1 mo. USD LIBOR + 2.25%), Maturing June 14, 2021		336	336,412

			$2,866,344

Surface Transport — 0.9%
1199169 B.C. Unlimited Liability Company
Term Loan, 6.10%, (3 mo. USD LIBOR + 4.00%), Maturing April 6, 2026		131	$131,938
Agro Merchants NAI Holdings, LLC
Term Loan, 5.85%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		172	172,883
Hertz Corporation (The)
Term Loan, 4.80%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		474	474,244
Kenan Advantage Group, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		54	51,396
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		176	169,011
PODS, LLC
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		270	269,389
Stena International S.a.r.l.
Term Loan, 5.11%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		709	701,072
XPO Logistics, Inc.
Term Loan, 4.04%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		275	276,680

			$2,246,613

Telecommunications — 6.2%
CenturyLink, Inc.
Term Loan, 4.79%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		2,432	$2,418,262
Colorado Buyer, Inc.
Term Loan, 5.04%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		391	354,099
Digicel International Finance Limited
Term Loan, 5.34%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		858	746,028
eircom Holdings (Ireland) Limited
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing May 15, 2026	EUR	1,295	1,421,608
Frontier Communications Corp.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		904	904,470
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	750	812,865
Global Eagle Entertainment, Inc.
Term Loan, 9.71%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		1,238	1,147,184
Intelsat Jackson Holdings S.A.
Term Loan, 5.80%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		1,150	1,153,450
Term Loan, 6.55%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		850	863,547
IPC Corp.
Term Loan, 6.76%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		557	464,985
Matterhorn Telecom S.A.
Term Loan, Maturing September 30, 2026(5)	EUR	225	247,615

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Onvoy, LLC
Term Loan, 6.54%, (1 mo. USD LIBOR + 4.50%), Maturing February 10, 2024	829	$698,222
Plantronics, Inc.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	585	584,467
Sprint Communications, Inc.
Term Loan, 4.56%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024	1,633	1,623,326
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024	372	371,952
Syniverse Holdings, Inc.
Term Loan, 7.03%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	468	441,118
Telesat Canada
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023	2,181	2,190,166

		$16,443,364

Utilities — 2.7%
Brookfield WEC Holdings, Inc.
Term Loan, 5.54%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2025	1,067	$1,071,339
Calpine Construction Finance Company L.P.
Term Loan, 4.54%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025	438	438,720
Calpine Corporation
Term Loan, 4.61%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024	1,484	1,491,546
Term Loan, 4.86%, (3 mo. USD LIBOR + 2.75%), Maturing April 5, 2026	424	425,880
Granite Acquisition, Inc.
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	53	53,254
Term Loan, 5.60%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021	1,168	1,172,948
Lightstone Holdco, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	38	36,535
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024	675	647,768
Longview Power, LLC
Term Loan, 8.26%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021	1,317	1,057,638
Pike Corporation
Term Loan, 5.30%, (1 mo. USD LIBOR + 3.25%), Maturing July 19, 2026	244	245,584
Talen Energy Supply, LLC
Term Loan, 5.79%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	350	349,554
USIC Holdings, Inc.
Term Loan, 5.29%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023	99	97,915

		$7,088,681

Total Senior Floating-Rate Loans (identified cost $367,470,022)		$354,172,626

Corporate Bonds & Notes — 11.7%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc.
5.00%, 11/15/25(8)	5	$5,250
TransDigm, Inc.
6.50%, 7/15/24	447	462,645

Security	Principal Amount* (000’s omitted)	Value
6.25%, 3/15/26(8)	175	$188,344
7.50%, 3/15/27	241	262,690

		$918,929

Automotive — 0.3%
Navistar International Corp.
6.625%, 11/1/25(8)	260	$265,200
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.
8.50%, 5/15/27(8)	417	423,255

		$688,455

Building and Development — 0.2%
Builders FirstSource, Inc.
5.625%, 9/1/24(8)	3	$3,131
Core & Main Holdings, L.P.
8.625%, (8.625% cash or 9.375% PIK), 9/15/24(8)(9)	29	29,326
Hillman Group, Inc. (The)
6.375%, 7/15/22(8)	18	16,965
Reliance Intermediate Holdings, L.P.
6.50%, 4/1/23(8)	50	51,625
Standard Industries, Inc.
6.00%, 10/15/25(8)	30	31,604
5.00%, 2/15/27(8)	417	432,763

		$565,414

Business Equipment and Services — 0.7%
Allied Universal Holdco, LLC
6.625%, 7/15/26(8)	417	$441,499
EIG Investors Corp.
10.875%, 2/1/24	417	435,765
Prime Security Services Borrower, LLC/Prime Finance, Inc.
5.25%, 4/15/24(8)	325	334,441
5.75%, 4/15/26(8)	325	339,235
ServiceMaster Co., LLC (The)
7.45%, 8/15/27	187	210,375

		$1,761,315

Cable and Satellite Television — 0.5%
Altice France S.A.
8.125%, 2/1/27(8)	417	$461,306
Cablevision Systems Corp.
5.875%, 9/15/22	5	5,400
CCO Holdings, LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22	13	13,174
5.75%, 1/15/24	2	2,050
5.375%, 5/1/25(8)	40	41,600
5.75%, 2/15/26(8)	20	21,150
5.50%, 5/1/26(8)	417	437,808
CSC Holdings, LLC
5.25%, 6/1/24	5	5,388

Security	Principal Amount* (000’s omitted)	Value
DISH DBS Corp.
6.75%, 6/1/21	5	$5,274
5.875%, 7/15/22	427	445,681
TEGNA, Inc.
5.00%, 9/15/29(8)	32	32,400

		$1,471,231

Chemicals and Plastics — 0.1%
Chemours Co. (The)
7.00%, 5/15/25	168	$159,466
W.R. Grace & Co.
5.125%, 10/1/21(8)	15	15,658
5.625%, 10/1/24(8)	5	5,412

		$180,536

Conglomerates — 0.0%(10)
Spectrum Brands, Inc.
5.75%, 7/15/25	30	$31,455
5.00%, 10/1/29(8)	13	13,260

		$44,715

Consumer Products — 0.0%(10)
Central Garden & Pet Co.
6.125%, 11/15/23	15	$15,600

		$15,600

Containers and Glass Products — 1.1%
Berry Global, Inc.
6.00%, 10/15/22	10	$10,163
Owens-Brockway Glass Container, Inc.
5.875%, 8/15/23(8)	15	15,975
6.375%, 8/15/25(8)	5	5,325
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20	1,914	1,920,400
5.803%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(11)	450	451,687
7.00%, 7/15/24(8)	417	432,898

		$2,836,448

Distribution & Wholesale — 0.0%(10)
Performance Food Group, Inc.
5.50%, 10/15/27(8)	30	$31,650

		$31,650

Diversified Financial Services — 0.1%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC
7.125%, 7/31/26(8)	200	$207,000

		$207,000

Drugs — 0.9%
Bausch Health Companies, Inc.
6.50%, 3/15/22(8)	404	$418,140
7.00%, 3/15/24(8)	525	553,066

Security	Principal Amount* (000’s omitted)		Value
5.50%, 11/1/25(8)		850	$892,585
7.00%, 1/15/28(8)		417	450,193
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC
6.375%, 8/1/23(8)		30	31,088

			$2,345,072

Ecological Services and Equipment — 0.2%
Covanta Holding Corp.
5.875%, 3/1/24		10	$10,325
GFL Environmental, Inc.
8.50%, 5/1/27(8)		417	463,391

			$473,716

Electronics/Electrical — 0.4%
CommScope, Inc.
6.00%, 3/1/26(8)		450	$467,910
Energizer Holdings, Inc.
7.75%, 1/15/27(8)		417	465,664
Infor (US), Inc.
6.50%, 5/15/22		25	25,500
Sensata Tech, Inc.
4.375%, 2/15/30(8)		21	21,052

			$980,126

Entertainment — 0.2%
Merlin Entertainments PLC
5.75%, 6/15/26(8)		417	$432,898

			$432,898

Financial Intermediaries — 0.2%
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.
6.25%, 2/1/22		15	$15,427
6.25%, 5/15/26(8)		417	437,850
JPMorgan Chase & Co.
Series S, 6.75% to 2/1/24(12)(13)		35	38,875
Navient Corp.
5.00%, 10/26/20		10	10,150

			$502,302

Food Products — 0.3%
Dole Food Co., Inc.
7.25%, 6/15/25(8)		275	$260,562
Iceland Bondco PLC
5.017%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(11)	GBP	105	129,461
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 1/15/30(8)		103	109,435
Post Holdings, Inc.
8.00%, 7/15/25(8)		5	5,375
5.625%, 1/15/28(8)		417	443,584

			$948,417

Security	Principal Amount* (000’s omitted)	Value
Food Service — 0.0%(10)
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.
4.625%, 1/15/22(8)	25	$25,065
Yum! Brands, Inc.
4.75%, 1/15/30(8)	62	64,092

		$89,157

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)	575	$336,375

		$336,375

Health Care — 1.3%
Avantor, Inc.
6.00%, 10/1/24(8)	675	$724,970
Centene Corp.
4.75%, 5/15/22	10	10,240
CHS/Community Health Systems, Inc.
6.25%, 3/31/23	725	722,897
Eagle Holding Co. II, LLC
7.75%, (7.75% cash or 8.50% PIK), 5/15/22(8)(9)	417	421,170
HCA Healthcare, Inc.
6.25%, 2/15/21	40	41,984
HCA, Inc.
5.875%, 2/15/26	10	11,205
5.375%, 9/1/26	417	459,200
Hologic, Inc.
4.375%, 10/15/25(8)	10	10,300
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.
8.25%, 5/1/23(8)	850	904,719
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.
7.50%, 10/1/24(8)	9	9,326
Teleflex, Inc.
5.25%, 6/15/24	10	10,313
Tenet Healthcare Corp.
8.125%, 4/1/22	20	21,725
6.75%, 6/15/23	5	5,270

		$3,353,319

Insurance — 0.2%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer
8.25%, 8/1/23(8)	20	$20,475
AssuredPartners, Inc.
7.00%, 8/15/25(8)	417	419,085

		$439,560

Internet Software & Services — 0.0%(10)
Netflix, Inc.
5.50%, 2/15/22	20	$21,200
5.875%, 2/15/25	20	22,013

Security	Principal Amount* (000’s omitted)	Value
Riverbed Technology, Inc.
8.875%, 3/1/23(8)	11	$6,050

		$49,263

Leisure Goods/Activities/Movies — 0.5%
Mattel, Inc.
6.75%, 12/31/25(8)	432	$451,846
National CineMedia, LLC
6.00%, 4/15/22	350	354,375
Sabre GLBL, Inc.
5.375%, 4/15/23(8)	10	10,250
5.25%, 11/15/23(8)	20	20,650
Viking Cruises, Ltd.
6.25%, 5/15/25(8)	20	21,000
5.875%, 9/15/27(8)	417	442,896

		$1,301,017

Lodging and Casinos — 0.7%
Caesars Resort Collection, LLC/CRC Finco, Inc.
5.25%, 10/15/25(8)	417	$427,383
ESH Hospitality, Inc.
5.25%, 5/1/25(8)	15	15,544
4.625%, 10/1/27(8)	40	40,200
Golden Nugget, Inc.
8.75%, 10/1/25(8)	276	288,420
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	5	5,500
MGM Resorts International
6.625%, 12/15/21	40	43,480
7.75%, 3/15/22	15	16,819
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23	15	15,375
Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC
7.00%, 7/15/26(8)	417	445,148
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
5.25%, 5/15/27(8)	417	428,989
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp.
5.125%, 10/1/29(8)	38	39,891

		$1,766,749

Nonferrous Metals/Minerals — 0.0%(10)
New Gold, Inc.
6.25%, 11/15/22(8)	5	$5,038

		$5,038

Oil and Gas — 1.2%
Antero Resources Corp.
5.375%, 11/1/21	40	$38,850
5.625%, 6/1/23	5	4,350
Ascent Resources Utica Holdings, LLC/ARU Finance Corp.
10.00%, 4/1/22(8)	417	418,960

Security	Principal Amount* (000’s omitted)	Value
Centennial Resource Production, LLC
6.875%, 4/1/27(8)	417	$418,042
CITGO Petroleum Corp.
6.25%, 8/15/22(8)	325	329,875
CVR Refining, LLC/Coffeyville Finance, Inc.
6.50%, 11/1/22	60	60,825
Energy Transfer Operating, L.P.
5.875%, 1/15/24	15	16,690
Hilcorp Energy I, L.P./Hilcorp Finance Co.
6.25%, 11/1/28(8)	417	389,895
Neptune Energy Bondco PLC
6.625%, 5/15/25(8)	463	478,047
Newfield Exploration Co.
5.625%, 7/1/24	65	71,817
Parsley Energy, LLC/Parsley Finance Corp.
5.25%, 8/15/25(8)	5	5,099
PBF Logistics, L.P./PBF Logistics Finance Corp.
6.875%, 5/15/23	20	20,662
Precision Drilling Corp.
6.50%, 12/15/21	568	559,524
Seven Generations Energy, Ltd.
6.75%, 5/1/23(8)	25	25,375
6.875%, 6/30/23(8)	15	15,413
Tervita Escrow Corp.
7.625%, 12/1/21(8)	425	434,031
Williams Cos., Inc. (The)
4.55%, 6/24/24	5	5,387

		$3,292,842

Radio and Television — 0.3%
iHeartCommunications, Inc.
6.375%, 5/1/26	102	$111,002
8.375%, 5/1/27	185	201,188
Nielsen Co. Luxembourg S.a.r.l. (The)
5.50%, 10/1/21(8)	15	15,094
Sirius XM Radio, Inc.
5.00%, 8/1/27(8)	417	431,678
Univision Communications, Inc.
6.75%, 9/15/22(8)	124	126,325

		$885,287

Retailers (Except Food and Drug) — 0.1%
Party City Holdings, Inc.
6.125%, 8/15/23(8)	25	$25,469
6.625%, 8/1/26(8)	390	387,075

		$412,544

Road & Rail — 0.0%(10)
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(8)	20	$20,400

		$20,400

Security	Principal Amount* (000’s omitted)	Value
Software and Services — 0.0%(10)
IHS Markit, Ltd.
5.00%, 11/1/22(8)	25	$26,665

		$26,665

Steel — 0.2%
Allegheny Technologies, Inc.
7.875%, 8/15/23	463	$503,985

		$503,985

Surface Transport — 0.2%
DAE Funding, LLC
5.00%, 8/1/24(8)	417	$435,765
XPO Logistics, Inc.
6.50%, 6/15/22(8)	22	22,440

		$458,205

Telecommunications — 1.0%
Altice Luxembourg S.A.
10.50%, 5/15/27(8)	207	$233,806
CenturyLink, Inc.
6.75%, 12/1/23	15	16,463
CommScope Technologies, LLC
6.00%, 6/15/25(8)	20	18,150
5.00%, 3/15/27(8)	417	346,110
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.
8.75%, 5/25/24(8)	275	262,625
Hughes Satellite Systems Corp.
6.625%, 8/1/26	417	453,679
Intelsat Jackson Holdings S.A.
5.50%, 8/1/23	10	9,379
8.50%, 10/15/24(8)	213	215,064
Level 3 Financing, Inc.
5.375%, 1/15/24	10	10,224
Sprint Communications, Inc.
7.00%, 8/15/20	76	78,638
6.00%, 11/15/22	5	5,325
Sprint Corp.
7.25%, 9/15/21	110	117,656
7.875%, 9/15/23	644	709,018
7.625%, 2/15/25	154	169,785
T-Mobile USA, Inc.
6.375%, 3/1/25	15	15,577
6.50%, 1/15/26	45	48,496

		$2,709,995

Utilities — 0.4%
Calpine Corp.
5.25%, 6/1/26(8)	917	$952,534

Security	Principal Amount* (000’s omitted)	Value
Vistra Energy Corp.
8.125%, 1/30/26(8)	10	$10,750

		$963,284

Total Corporate Bonds & Notes (identified cost $30,713,821)		$31,017,509

Asset-Backed Securities — 4.8%

Security	Principal Amount (000’s omitted)	Value
Ares LII CLO, Ltd.
Series 2019-52A, Class E, 8.828%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(11)	$500	$489,650
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 8.008%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(11)	1,000	909,368
Benefit Street Partners CLO XVII, Ltd.
Series 2019-17A, Class E, 8.874%, (3 mo. USD LIBOR + 6.60%), 7/15/32(8)(11)	500	490,505
BlueMountain CLO XXV, Ltd.
Series 2019-25A, Class E, 8.986%, (3 mo. USD LIBOR + 6.70%), 7/15/32(8)(11)	500	489,410
Canyon Capital CLO, Ltd.
Series 2019-2A, Class E, 9.238%, (3 mo. USD LIBOR + 7.15%), 10/15/32(8)(11)	400	400,400
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.803%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(11)	600	554,800
Series 2015-5A, Class DR, 8.978%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(11)	500	470,938
Cedar Funding X CLO, Ltd.
Series 2019-10A, Class E, 9.131%, (3 mo. USD LIBOR + 7.00%), 10/20/32(8)(11)	500	498,111
Dryden 40 Senior Loan Fund
Series 2015-40A, Class ER, 7.908%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(11)	500	461,510
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 8.948%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(11)	500	472,949
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class ER, 7.528%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(11)	500	435,032
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class ER, 8.028%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(11)	600	530,649
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 8.881%, (3 mo. USD LIBOR + 6.70%), 7/24/32(8)(11)	500	492,360
Madison Park Funding XXXVII, Ltd.
Series 2019-37A, Class E, 8.853%, (3 mo. USD LIBOR + 6.55%), 7/15/32(8)(11)	500	495,266
Neuberger Berman Loan Advisers CLO 31, Ltd.
Series 2019-31A, Class E, 9.122%, (3 mo. USD LIBOR + 6.75%), 4/20/31(8)(11)	500	501,440
Neuberger Berman Loan Advisers CLO 33, Ltd.
Series 2019-33A, Class E, 8.94%, (3 mo. USD LIBOR + 6.80%), 10/16/32(8)(11)	500	503,401
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 8.153%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(11)	450	426,006
Series 2015-2A, Class DR, 8.778%, (3 mo. USD LIBOR + 6.50%), 7/20/30(8)(11)	600	586,456
Series 2019-1A, Class D, (3 mo. USD LIBOR + 7.00%), 11/14/32(8)(14)	500	500,000
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, (3 mo. USD LIBOR + 6.85%), 10/15/32(8)(14)	300	300,000

Security	Principal Amount (000’s omitted)	Value
Southwick Park CLO, LLC
Series 2019-4A, Class E, 8.866%, (3 mo. USD LIBOR + 6.70%), 7/20/32(8)(11)	$1,000	$985,722
Vibrant CLO X, Ltd.
Series 2018-10A, Class D, 8.468%, (3 mo. USD LIBOR + 6.19%), 10/20/31(8)(11)	375	353,437
Vibrant CLO XI, Ltd.
Series 2019-11A, Class D, 9.023%, (3 mo. USD LIBOR + 6.77%), 7/20/32(8)(11)	500	483,022
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.783%, (3 mo. USD LIBOR + 6.48%), 10/15/30(8)(11)	1,000	927,855

Total Asset-Backed Securities (identified cost $13,185,930)		$12,758,287

Common Stocks — 1.7%

Security	Shares	Value
Aerospace and Defense — 0.2%
IAP Global Services, LLC(3)(15)(16)	29	$395,707

		$395,707

Automotive — 0.1%
Dayco Products, LLC(15)(16)	10,159	$274,293

		$274,293

Business Equipment and Services — 0.1%
Crossmark Holdings, Inc.(15)(16)	1,731	$129,825

		$129,825

Chemicals and Plastics — 0.1%
Hexion Holdings Corp., Class B(15)(16)	18,444	$207,495

		$207,495

Electronics/Electrical — 0.0%(10)
Answers Corp.(3)(15)	46,839	$94,615

		$94,615

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(15)(16)	35,156	$2,461

		$2,461

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(15)(16)	38,082	$0

		$0

Oil and Gas — 0.6%
AFG Holdings, Inc.(3)(15)(16)	13,348	$697,033
Fieldwood Energy, Inc.(15)(16)	9,594	283,023
Nine Point Energy Holdings, Inc.(3)(16)(17)	325	3
Samson Resources II, LLC, Class A(15)(16)	22,051	538,871
Southcross Holdings Group, LLC(3)(15)(16)	30	0

Security	Shares	Value
Southcross Holdings L.P., Class A(15)(16)	30	$14,250

		$1,533,180

Publishing — 0.4%
ION Media Networks, Inc.(3)(15)	2,155	$1,064,979
Tweddle Group, Inc.(3)(15)(16)	889	2,685

		$1,067,664

Radio and Television — 0.2%
Clear Channel Outdoor Holdings, Inc.(15)(16)	42,539	$107,198
Cumulus Media, Inc.(15)(16)	18,865	274,297
iHeartMedia, Inc., Class A(15)(16)	18,090	271,350

		$652,845

Retailers (Except Food and Drug) — 0.0%(10)
David’s Bridal, Inc.(15)(16)	9,424	$4,712

		$4,712

Total Common Stocks (identified cost $3,382,321)		$4,362,797

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Oil and Gas — 0.0%(10)
Nine Point Energy Holdings, Inc., Series A, 12.00%(3)(16)(17)	5	$4,052

Total Convertible Preferred Stocks (identified cost $5,000)		$4,052

Closed-End Funds — 1.9%

Security	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc.	49,400	$623,428
Invesco Senior Income Trust	238,872	1,003,262
Nuveen Credit Strategies Income Fund	180,539	1,350,432
Nuveen Floating Rate Income Fund	73,198	711,484
Nuveen Floating Rate Income Opportunity Fund	51,054	487,055
Voya Prime Rate Trust	196,084	923,556

Total Closed-End Funds (identified cost $6,015,229)		$5,099,217

Miscellaneous — 0.0%(10)

Security	Principal Amount/ Shares	Value
Cable and Satellite Television — 0.0%
ACC Claims Holdings, LLC(3)(16)	200,340	$0

		$0

Oil and Gas — 0.0%(10)
Paragon Offshore Finance Company, Class A(15)(16)	764	$420
Paragon Offshore Finance Company, Class B(15)(16)	382	11,269

		$11,689

Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(3)(16)	$10,000	$0

		$0

Total Miscellaneous (identified cost $8,309)		$11,689

Short-Term Investments — 2.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(18)	6,053,952	$6,053,347

Total Short-Term Investments (identified cost $6,053,288)		$6,053,347

Total Investments — 156.0% (identified cost $426,833,920)		$413,479,524

Less Unfunded Loan Commitments — (0.2)%		$(485,225)

Net Investments — 155.8% (identified cost $426,348,695)		$412,994,299

Other Assets, Less Liabilities — (41.6)%		$(110,265,767)

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (14.2)%		$(37,608,962)

Net Assets Applicable to Common Shares — 100.0%		$265,119,570

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At September 30, 2019, the total value of unfunded loan commitments is $19,861.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)

The stated interest rate represents the weighted average interest rate at September 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after September 30, 2019, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2019, the aggregate value of these securities is $34,699,877 or 13.1% of the Trust’s net assets applicable to common shares.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2019.

(12)	Security converts to variable rate after the indicated fixed-rate coupon period.

(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(14)	When-issued, variable rate security whose interest rate will be determined after September 30, 2019.

(15)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(16)	Non-income producing security.

(17)	Restricted security.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2019.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	7,340,818	EUR	6,547,345	Goldman Sachs International	10/31/19	$188,942	$—
USD	110,774	EUR	100,000	JPMorgan Chase Bank, N.A.	10/31/19	1,540	—
USD	991,392	GBP	797,073	State Street Bank and Trust Company	10/31/19	10,195	—
USD	312,495	CAD	414,918	HSBC Bank USA, N.A.	11/29/19	—	(962)
USD	388,191	EUR	348,897	State Street Bank and Trust Company	11/29/19	6,296	—
USD	3,841,662	EUR	3,500,000	State Street Bank and Trust Company	11/29/19	10,634	—
USD	5,071,476	EUR	4,547,349	State Street Bank and Trust Company	11/29/19	94,041	—
USD	8,276,583	EUR	7,525,295	HSBC Bank USA, N.A.	12/30/19	16,339	—

						$327,987	$(962)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At September 30, 2019, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.

At September 30, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $327,987 and $962, respectively.

At September 30, 2019, the value of the Trust’s investment in affiliated funds was $6,053,347, which represents 2.3% of the Trust’s net assets applicable to common shares. Transactions in affiliated funds by the Trust for the fiscal year to date ended September 30, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 2.09%	$3,194,436	$25,427,850	$(22,567,777)	$(1,221)	$59	$6,053,347	$47,555	6,053,952

Restricted Securities

At September 30, 2019, the Trust owned the following securities (representing less than 0.01% of net assets applicable to common shares) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Nine Point Energy Holdings, Inc.	7/15/14	325	$15,070	$3
Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	5	5,000	4,052

Total Restricted Securities			$20,070	$4,055

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2019, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$352,370,982	$1,316,419	$353,687,401
Corporate Bonds & Notes	—	31,017,509	—	31,017,509
Asset-Backed Securities	—	12,758,287	—	12,758,287
Common Stocks	860,340	1,247,435	2,255,022	4,362,797
Convertible Preferred Stocks	—	—	4,052	4,052
Closed-End Funds	5,099,217	—	—	5,099,217
Miscellaneous	—	11,689	0	11,689
Short-Term Investments	—	6,053,347	—	6,053,347
Total Investments	$5,959,557	$403,459,249	$3,575,493	$412,994,299
Forward Foreign Currency Exchange Contracts	$—	$327,987	$—	$327,987
Total	$5,959,557	$403,787,236	$3,575,493	$413,322,286

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(962)	$—	$(962)
Total	$—	$(962)	$—	$(962)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended September 30, 2019 is not presented.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.